Equity - Schedule of Share Capital (Details)	6 Months Ended
	Jun. 30, 2026 shares
Schedule of Share Capital [Abstract]
Outstanding as of December 31, 2025	960,934	[1]
Issuance of ordinary shares associated with warrant exercise inducement transaction previously held in abeyance	220,111
Issuance of Ordinary Shares for the reverse split process	16,075
Issuance of Ordinary Shares associated with warrant exercise inducement transaction	968,166
Issuance of Ordinary Shares upon vesting of RSUs	40,092
Issuance of Ordinary Shares	1,244,444
Outstanding as of June 30, 2026	2,205,378	[1]

[1]	The share and per share information in these financial statements reflects the 1-for-3 reverse share split of the Company’s issued and outstanding ordinary shares that became effective on March 11, 2026 and an additional 1-for-3 reverse share split of the Company’s issued and outstanding ordinary shares that became effective on June 22, 2026 (together, the “Reverse Share Splits”). See also Note 1c.